Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregate Revenue [Abstract]
Insurance brokerage service fees	¥ 144,964,797	$ 19,860,096	¥ 75,354,494
MGU service fees	1,766,514	242,011	9,217,678
Less: business taxes and surcharges	(360,026)	(49,323)	(317,951)
Total revenues	¥ 146,371,285	$ 20,052,784	¥ 84,254,221